Comparative information 2021 - Summary of Revaluation Reserves (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Reserve of cash flow hedges [member]
Disclosure Of Revaluation Reserve [line items]
Foreign currency translation differences		€ (31)	€ 74
Revaluation account [member]
Disclosure Of Revaluation Reserve [line items]
Foreign currency translation differences		142	(174)
Real estate held for own use [member]
Disclosure Of Revaluation Reserve [line items]
Foreign currency translation differences		€ 0	€ 0
IFRS4 and IAS39 [Member] | Previously Reported [Member] | Reserve of gains and losses on remeasuring available-for-sale financial assets [member]
Disclosure Of Revaluation Reserve [line items]
Beginning balance	€ 6,248
Gross revaluation	(3,930)
Shadow accounting adjustment	2,759
Net (gains) / losses transferred to income statement	(450)
Foreign currency translation differences	362
Tax effect	322
Other	(1)
Ending balance	5,309
IFRS4 and IAS39 [Member] | Previously Reported [Member] | Reserve of cash flow hedges [member]
Disclosure Of Revaluation Reserve [line items]
Beginning balance	1,197
Gross revaluation	(122)
Net (gains) / losses transferred to income statement	(106)
Foreign currency translation differences	84
Tax effect	47
Ending balance	1,100
IFRS4 and IAS39 [Member] | Previously Reported [Member] | Revaluation account [member]
Disclosure Of Revaluation Reserve [line items]
Beginning balance	7,480
Gross revaluation	(4,057)
Shadow accounting adjustment	2,759
Net (gains) / losses transferred to income statement	(556)
Foreign currency translation differences	447
Tax effect	370
Other	(1)
Ending balance	6,442
IFRS4 and IAS39 [Member] | Previously Reported [Member] | Real estate held for own use [member]
Disclosure Of Revaluation Reserve [line items]
Beginning balance	35
Gross revaluation	(4)
Foreign currency translation differences	1
Tax effect	1
Ending balance	€ 32